EQUITY ACCOUNTED INVESTMENTS - Fair Value of Equity Accounted Investments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 1,480	$ 1,690	$ 1,273
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	23	60
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	787	834
Publicly Listed
Disclosure Of Associates And Joint Ventures [Line Items]
Public price	308	558
Carrying value	304	373
Publicly Listed | Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Public price	43	39
Carrying value	0	0
Publicly Listed | Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Public price	265	519
Carrying value	$ 304	$ 373